Right-of-use assets - Additional Information (Details)	12 Months Ended
Dec. 31, 2024
Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years